Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment estimated useful lives	5 years
Impairment of long-lived assets
Warrants vested	10,100,020
Fair value of warrants	$ 3,629,801
Exercise price	$ 0.05
Fair value of expected life	5 years
Research and development costs	$ 0	$ 0
Vendor Concentration Risk [Member] | Single Vendor [Member]
Concentrations, percentage	4.00%	15.30%
Minimum [Member]
Exercise price	$ 0.13
Fair value of risk free rates	1.77%
Fair value of volatility	423.00%
Maximum [Member]
Exercise price	$ 0.65
Fair value of risk free rates	2.72%
Fair value of volatility	467.00%
Warrants [Member]
Warrants granted	0	9,900,020	6,400,000
Warrants term	5 years
Outstanding warrants	16,300,020	16,300,020	6,400,000